Award Timing Disclosure	12 Months Ended
May 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock option awards close in time to the release of material non-public information. Although we do not have a policy, practice or obligation that requires us to grant stock options (or other equity or equity-based awards) on specific dates, we have adopted insider trading policies and procedures that govern the purchase, sale, and other disposition of our securities by our employees, directors, officers, and consultants.
Our insider trading policies and procedures prohibit our employees, directors, officers, and consultants from, among other things, trading in our securities while in possession of material non-public information. The trading restrictions set out in the Company's Insider Trading Policy expressly apply to any sale of stock purchased upon exercise of a stock option. We have also adopted a Blackout and Pre-clearance Policy (which supplements our Insider Trading Policy) designed to help prevent accidental violations of the law and to avoid even the appearance of trading on inside information. The Blackout and Pre-clearance Policy generally prohibits directors, executive officers, and other designated insiders from, among other things, trading in NIKE securities during the period beginning on the fifteenth day of the last month of each fiscal quarter and ending after the first full trading day following the public release of the Company's earnings for that quarter (and during event-specific blackouts). Moreover, the Blackout and Pre-clearance Policy requires directors and executive officers, along with members of their families and households, to obtain pre-approval from the Company's Chairman or CEO before pledging NIKE stock. Before any such approval is granted, the Company's Clearance Director considers, among other factors, protections against the appearance of insider trading, including prohibitions on sales during trading blackouts.
Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Compensation Committee determined in June 2024 to align the grant date for long-term incentive awards to executive officers (including NEOs) with the grant date for employees below the executive officer level. Accordingly, awards for fiscal 2025 were granted to executive officers (including NEOs, other than Mr. Hill and Mr. Leinwand's supplemental award) on September 1, 2024. We generally issue non-annual equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule.

Award Timing Method
In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock option awards close in time to the release of material non-public information. Although we do not have a policy, practice or obligation that requires us to grant stock options (or other equity or equity-based awards) on specific dates, we have adopted insider trading policies and procedures that govern the purchase, sale, and other disposition of our securities by our employees, directors, officers, and consultants.
Our insider trading policies and procedures prohibit our employees, directors, officers, and consultants from, among other things, trading in our securities while in possession of material non-public information. The trading restrictions set out in the Company's Insider Trading Policy expressly apply to any sale of stock purchased upon exercise of a stock option. We have also adopted a Blackout and Pre-clearance Policy (which supplements our Insider Trading Policy) designed to help prevent accidental violations of the law and to avoid even the appearance of trading on inside information. The Blackout and Pre-clearance Policy generally prohibits directors, executive officers, and other designated insiders from, among other things, trading in NIKE securities during the period beginning on the fifteenth day of the last month of each fiscal quarter and ending after the first full trading day following the public release of the Company's earnings for that quarter (and during event-specific blackouts). Moreover, the Blackout and Pre-clearance Policy requires directors and executive officers, along with members of their families and households, to obtain pre-approval from the Company's Chairman or CEO before pledging NIKE stock. Before any such approval is granted, the Company's Clearance Director considers, among other factors, protections against the appearance of insider trading, including prohibitions on sales during trading blackouts.
Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Compensation Committee determined in June 2024 to align the grant date for long-term incentive awards to executive officers (including NEOs) with the grant date for employees below the executive officer level. Accordingly, awards for fiscal 2025 were granted to executive officers (including NEOs, other than Mr. Hill and Mr. Leinwand's supplemental award) on September 1, 2024. We generally issue non-annual equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false